Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Outstanding principal	$ 508,430	$ 341,097
Total debt	502,627	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	457,169	300,440
Lampung Facility [Member]
Debt Instrument [Line Items]
Lampung facility unamortized debt issuance cost	(8,411)	(9,357)
Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	729	908
Grace Facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	1,879	0
Export credit tranche One [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	131,425	138,868
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	33,252	35,340
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	125,482	130,222
Export credit tranche Four [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	34,833	36,667
Commercial tranche One [Member] | Grace Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	151,188	0
Export credit tranche [Member] | Grace Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 32,250	$ 0